Interim Unaudited Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
OPERATING REVENUES
Time charter revenue-related parties	$ 74,524	$ 72,478
OPERATING EXPENSES:
Vessels operating expenses-related parties	6,105	4,233
Time charter and voyage expenses-related parties	$ 1,201	$ 850